Other Current Liabilities (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Other Current Liabilities
The major categories over 5% of current liabilities are as follows:

	March 31,
	2024	2023
Warranty liability	$8,083	$5,441
Accrual for in-transit inventory	5,328	9,492
Operating lease liabilities	12,117	14,010
Contingent consideration	750	8,586
Other	60,776	59,692
Total other current liabilities	$87,054	$97,221
The major categories over 5% of current liabilities are as follows:

	June 30, 2024	March 31, 2024
Warranty liability	$7,993	$8,083
Accrual for in-transit inventory	19,799	5,328
Operating lease liabilities	12,720	12,117
Contingent consideration	2,806	750
Other	58,033	60,776
Total other current liabilities	$101,351	$87,054

Schedule of Product Warranty Liability
The following is a reconciliation of the changes in our combined current and long-term product warranty liability during the periods presented:

Balance as of March 31, 2022	$9,073
Payments made	(4,676)
Warranties issued	4,827
Changes related to pre-existing warranties and other adjustments	328
Balance as of March 31, 2023	9,552
Payments made	(6,834)
Warranties issued	12,119
Changes related to pre-existing warranties and other adjustments	(3,785)
Balance as of March 31, 2024	$11,052